Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Purchased software	534,428	461,269
Less: Accumulated amortization	(534,428)	(461,269)
Intangible Assets, net	—	—

Amortization expense of intangible assets for the years ended December 31, 2023, 2024 and 2025 amounted to US$73,151, US$15,589 and nil, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2030, and thereafter are expected to be nil.